Lease (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2022 (remainder of the year)	$ 30,519	$ 41,688
2023	10,177	10,420
Total undiscounted lease payments	40,696	52,108
Less: Imputed interest	(1,710)	(2,677)
Present value of lease liabilities	$ 38,986	$ 49,431
Remaining lease term	1 year	1 year 3 months